SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

October 1, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Advantage ESG International Equity Fund and BlackRock
Advantage ESG Emerging Markets Equity Fund, each a series of
BlackRock FundsSM Post-Effective Amendment No. 1097 to the
Registration Statement
on Form N-1A (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1097 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains updated Prospectuses relating to (i) BlackRock Advantage ESG International Equity Fund (the “International Equity Fund”) and (ii) BlackRock Advantage ESG Emerging Markets Equity Fund (the “Emerging Markets Equity Fund” and, together with the International Equity Fund each a “Fund” and collectively, the “Funds”), as well as an updated Statement of Additional Information. The filing is being made in order to change the name of International Equity Fund to “BlackRock Sustainable Advantage International Equity Fund,” to change the name of Emerging Markets Equity Fund to “BlackRock Sustainable Advantage Emerging Markets Equity Fund” and to make certain changes to each Fund’s investment objective and principal investment strategies.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

In that regard, reference is made to Post-Effective Amendment No. 1020 to the Registration Statement on Form N-1A of the Trust on behalf of each Fund, which was filed on May 15, 2020 (the “Prior Filing”). While the Funds’ Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor A and Institutional Shares Prospectus:

•	Fund Overview- Key Facts About BlackRock Sustainable Advantage International Equity Fund

○	Tax Information

○	Payments to Broker/Dealers and Other Financial Intermediaries

•	Fund Overview- Key Facts About BlackRock Sustainable Advantage Emerging Markets Equity Fund

○	Tax Information

○	Payments to Broker/Dealers and Other Financial Intermediaries

•	Account Information

○	Distribution and Shareholder Servicing Payments

○	Fund’s Rights

○	Participation in Fee-Based Programs

○	Short-Term Trading Policy

•	Management of the Fund

○	Dividends, Distributions and Taxes

•	General Information

Class K Prospectus

•	Fund Overview- Key Facts About BlackRock Sustainable Advantage International Equity Fund

○	Tax Information

○	Payments to Broker/Dealers and Other Financial Intermediaries

•	Fund Overview- Key Facts About BlackRock Sustainable Advantage Emerging Markets Equity Fund

○	Tax Information

○	Payments to Broker/Dealers and Other Financial Intermediaries

•	Account Information

○	Fund’s Rights

○	Short-Term Trading Policy

•	Management of the Fund

○	Dividends, Distributions and Taxes

•	General Information

Statement of Additional Information—Part I:

•	Investment Restrictions

Statement of Additional Information—Part II:

•	Redemption of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn
Jessica Herlihy
John A. MacKinnon